Consolidated and Combined Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016
Current Assets:
Cash, cash equivalents and restricted cash (1)	$ 7,030	[1]	$ 981
Current receivables, net	6,015		2,564
Inventories, net	4,507		3,166
All other current assets	872		633
Total current assets	18,424		7,344
Property, plant and equipment, less accumulated depreciation	6,959		2,325
Goodwill	19,927		6,680
Other intangible assets, net	6,358		2,449
Contract and other deferred assets	2,044		1,509
All other assets	2,073		573
Deferred income taxes	715		586
Total assets (1)	56,500		21,466
Current Liabilities:
Accounts payable	3,377		1,896
Short-term debt and current portion of long-term debt (1)	2,037	[1]	239
Progress collections and deferred income	1,775		2,038
All other current liabilities	2,038		1,151
Total current liabilities	9,227		5,324
Long-term debt	6,312		38
Deferred income taxes	490		880
Liabilities for pensions and other employee benefits	1,172		519
All other liabilities	889		425
Equity:
Capital in excess of par value	15,083		0
Parent's net investment	0		16,001
Retained loss	(103)		0
Accumulated other comprehensive loss	(703)		(1,888)
Baker Hughes, a GE company equity	14,277		14,113
Noncontrolling interests	24,133		167
Total equity	38,410		14,280
Total liabilities and equity	56,500		21,466
Class A
Equity:
Common stock	0		0
Class B
Equity:
Common stock	$ 0		$ 0

[1]	Total assets include $1,124 million of assets held on behalf of GE, of which $997 million is cash and equivalents and $127 million is investment securities at December 31, 2017 and a corresponding amount of liability is reported in short-term borrowings. See "Note 18. Related Party Transactions" for further details.